UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Amiya Capital LLP

Address:  26-28 Mount Row
          London, W1K 3SQ
          United Kingdom

13F File Number: 028-14248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Mukherjee
Title:  Managing Member
Phone:  + 44 207 647 1732

Signature, Place and Date of Signing:

  /s/ Ian Mukherjee       London, United Kingdom           November 14, 2012
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total: 156,168
                                      (thousands)


List of Other Included Managers:

No.              Form 13F File Number       Name

(1)              028-14249                  Amiya GEO Master Fund Limited



                                                 FORM 13F INFORMATION TABLE
                                                     September 30, 2012
                                                      Amiya Capital LLP



COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7     COLUMN 8

                              TITLE                        VALUE     SHRS OR  SH/ PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION      MGRS     SOLE  SHARED  NONE
--------------                ---------        ------      --------- -------- --- -----  -----------     -----    ----- ------- ----
APPLE INC                     COM              037833100   61,574     92,300  SH         SHARED-DEFINED  (1)       92,300
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102   20,862    298,500  SH         SHARED-DEFINED  (1)      298,500
DANAHER CORP DEL              COM              235851102    5,184     94,000  SH         SHARED-DEFINED  (1)       94,000
ORACLE CORP                   COM              68389X105   23,210    737,750  SH         SHARED-DEFINED  (1)      737,750
SANDISK CORP                  COM              80004C101   10,076    232,000  SH         SHARED-DEFINED  (1)      232,000
SELECT SECTOR SPDR TR         SBI INT-ENERGY   81369Y506   17,037    232,000  SH         SHARED-DEFINED  (1)      232,000
SKYWORKS SOLUTIONS INC        COM              83088M102    8,845    375,410  SH         SHARED-DEFINED  (1)      375,410
STARBUCKS CORP                COM              855244109    9,381    185,000  SH         SHARED-DEFINED  (1)      185,000



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